Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 25,779,621	₩ 29,737,506	₩ 23,613,894
Losses on financial instruments at fair value through profit or loss	21,886,608	28,407,965	21,119,936
Net gains (losses) on financial instruments at fair value through profit or loss	3,893,013	1,329,541	2,493,958
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	4,415,446	3,571,736	3,904,088
Losses on financial instruments at fair value through profit or loss	2,093,258	1,491,166	1,106,981
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	7,545,868	4,322,369	4,722,698
Losses on financial instruments at fair value through profit or loss	2,611,631	2,408,348	1,479,950
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	3,130,422	750,633	818,610
Losses on financial instruments at fair value through profit or loss	518,373	917,182	372,969
Interest rate
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	5,127,237	5,053,285	7,195,387
Losses on financial instruments at fair value through profit or loss	4,480,618	5,170,159	7,439,802
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	9,818,150	17,434,391	9,230,401
Losses on financial instruments at fair value through profit or loss	9,559,853	18,093,278	9,271,983
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,840,047	2,394,867	2,027,294
Losses on financial instruments at fair value through profit or loss	4,194,702	2,120,380	2,164,455
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	63,269	46,619	41,234
Losses on financial instruments at fair value through profit or loss	60,622	43,821	44,971
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	134,685	63,666	30,829
Losses on financial instruments at fair value through profit or loss	112,210	57,086	42,150
Others
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	85,409	64,960	173,215
Losses on financial instruments at fair value through profit or loss	72,498	155,760	166,403
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	18,068,797	25,057,788	18,698,360
Losses on financial instruments at fair value through profit or loss	18,480,503	25,640,484	19,129,764
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member]
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	164,479	356,827	192,334
Losses on financial instruments at fair value through profit or loss	792,923	358,441	509,835
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	477	522	502
Losses on financial instruments at fair value through profit or loss	₩ 1,551	₩ 692	₩ 387